General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
General and Administrative Expenses
Employee costs	$ 4,677	$ 4,403	$ 11,628	$ 9,614
Board of directors' fees	622	542	1,344	1,103
Share-based compensation	1,329	1,223	2,515	2,235
Rent and utilities	570	541	1,086	1,144
Travel and accommodation	701	555	1,033	1,050
Legal and professional fees	1,704	2,393	3,326	3,955
Foreign exchange differences, net	63	(84)	(241)	(39)
Other expenses	686	673	1,674	1,163
Total	$ 10,352	$ 10,246	$ 22,365	$ 20,225